CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2015	Jul. 31, 2014
Property and Equipment-at cost (Notes 1, 3, 4 and 16):
Buildings and improvements	$ 76,289,486	$ 74,547,177
Improvements to leased property	1,478,012	1,478,012
Fixtures and equipment	144,545	144,545
Land	6,067,805	6,067,805
Other	235,622	$ 238,906
Construction in progress	639,042
Property, Plant and Equipment, Gross	84,854,512	$ 82,476,445
Less accumulated depreciation and amortization	36,663,120	35,017,447
Property and equipment-net	48,191,392	47,458,998
Current Assets:
Cash and cash equivalents (Notes 9 and 10)	4,085,704	1,892,760
Receivables (Notes 1, 6 and 10)	$ 638,643	311,006
Receivable to temporarily vacate lease (Note 15)		1,250,000
Income taxes refundable	$ 695,265	196,006
Deferred income taxes (Notes 1 and 4)	3,531,000	$ 1,564,000
Security deposits	83,012
Prepaid expenses	1,477,996	$ 1,383,994
Total current assets	10,511,620	6,597,766
Other Assets:
Deferred charges (Notes 1 and 11)	3,859,594	3,835,016
Less accumulated amortization (Notes 1 and 11)	1,560,205	2,126,926
Net	2,299,389	1,708,090
Receivables (Notes 1, 6 and 10)	30,000	60,000
Security deposits	1,328,952	1,440,755
Unbilled receivables (Notes 1, 4, 6 and 10)	2,613,246	2,556,743
Marketable securities (Notes 1, 2, 10 and 14)	1,461,504	1,354,213
Total other assets	7,733,091	7,119,801
TOTAL ASSETS	66,436,103	61,176,565
Long-Term Debt:
Mortgages and term loan payable (Notes 3 and 10)	5,786,525	5,181,335
Note payable - related party (Notes 10 and 13)	1,000,000	1,000,000
Security deposits payable (Note 10)	693,576	$ 736,103
Payroll and other accrued liabilities (Notes 1, 5 and 7)	121,223
Deferred revenue (Note 15)	1,020,833	$ 2,187,500
Total long-term debt	8,622,157	9,104,938
Deferred Income Taxes (Notes 1 and 4)	7,386,000	4,220,000
Current Liabilities:
Accounts payable	39,759	144,250
Payroll and other accrued liabilities (Notes 1, 5 and 7)	2,597,104	2,174,487
Deferred revenue (Note 15)	1,166,667	1,166,667
Other taxes payable	5,972	6,357
Current portion of long-term debt (Notes 3 and 10)	150,763	240,000
Current portion of security deposits payable (Note 10)	83,012	10,500
Total current liabilities	4,043,277	3,742,261
Total liabilities	20,051,434	17,067,199
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Unrealized gain on available-for-sale securities - net of deferred taxes of $101,000 at July 31, 2015 and $107,000 at July 31, 2014 (Notes 1, 4 and 10)	196,033	129,412
Retained earnings	41,951,946	39,743,264
Stockholders' Equity before Treasury Stock	47,672,521	45,397,218
Less common stock held in treasury, at cost - 162,517 shares at July 31, 2015 and July 31, 2014 (Note 12)	1,287,852	1,287,852
Total shareholders' equity	$ 46,384,669	$ 44,109,366
Commitments (Notes 5 and 6) and Contingencies (Notes 8 and 16)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 66,436,103	$ 61,176,565